Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

2.1	Basis of Preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The financial statements have been prepared on a historical cost basis, except for the following:

•	Certain financial assets and liabilities (including derivative instruments), certain classes of property and equipment and investment property – measured at fair value

•	Assets held-for-sale – measured at fair value less costs to sell

•	Defined benefit pension plans – plan assets measured at fair value
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

2.2	Changes in Accounting Policy and Disclosures
(1) New and amended standards adopted by the Group
The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2019.
- Enactment of IFRS 16
Leases
Under IFRS 16, with implementation of a single lease model, lessee is required to recognize assets and liabilities for all lease which lease term is over 12 months and underlying assets are not low value assets. A lessee is required to recognize a right-of-use
asset and a lease liability representing its obligation to make lease payments.
With implementation of IFRS 16
Lease
, the Group has changed accounting policy. The Group has adopted IFRS 16 modified retrospectively, as permitted under the specific transitional provisions in the standard, and recognized the cumulative impact of initially applying the standard as at January 1, 2019, the date of initial application. The Group has not restated comparatives for the 2018 reporting period. The impact of the adoption of the leasing standard and the new accounting policies are disclosed in Note 40.
- Amendments to IFRS 9
Financial Instruments – Prepayment Features with Negative Compensation
The narrow-scope amendments made to IFRS 9
Financial Instruments
enable entities to measure certain prepayable financial assets with negative compensation at amortized cost. When a modification of a financial liability measured at amortized cost that does not result in the derecognition, a modification gain or loss shall be recognized in profit or loss. The amendment does not have a significant impact on the consolidated financial statements.
- Amendments to IAS 9
Employee Benefits – Amendment, Curtailment or Settlement of the Plan
The amendments require that an entity shall calculate current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement based on updated actuarial assumptions from the date of the change. The amendments also require that a reduction in a surplus must be recognized in profit or loss even if that surplus was not previously recognized because of the impact of the asset ceiling. The amendment does not have a significant impact on the consolidated financial statements.
- Amendments to IAS 28
Investments in Associates and Joint Ventures – Long-term Interests in Associates and Joint Ventures
The amendments clarify that an entity shall apply IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity’s net investment in an associate or joint venture. The amendment does not have a significant impact on the consolidated financial statements.
- Enactment to Interpretation of IFRIC 23
Uncertainty over Income Tax Treatments
The interpretation explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment, and includes guidance on how to determine whether each uncertain tax treatment is considered separately or together. It also presents examples of circumstances where a judgement or estimate is required to be reassessed. The enactment does not have a significant impact on the consolidated financial statements.
- Annual Improvements to IFRS 2015 – 2017 Cycle:

•	IFRS 3 Business Combination
The amendments clarify that when a party to a joint arrangement obtains control of a business that is a joint operation, and had rights to the assets and obligations for the liabilities relating to that joint operation immediately before the acquisition date, the transaction is a business combination achieved in stages. In such cases, the acquirer shall remeasure its entire previously held interest in the joint operation. The amendment does not have a significant impact on the consolidated financial statements.

•	IFRS 11 Joint Agreements
The amendments clarify that when a party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business. In such cases, previously held interests in the joint operation are not re-measured.
The amendment does not have a significant impact on the consolidated financial statements.

•	Amendments to Paragraph 57A of IAS 12 Income Tax
The amendment is applied to all the income tax consequences of dividends and requires an entity to recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. The amendment does not have a significant impact on the consolidated financial statements.

•	IAS 23 Borrowing Costs
The amendments clarify that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use (or sale), it becomes part of general borrowings. The amendment does not have a significant impact on the consolidated financial statements.
(2) New standards and interpretations not yet adopted by the Group
Certain new accounting standard and interpretation that have been published that are not mandatory for annual reporting period commencing January 1, 2019 and have not been early adopted by the Group are set out below.
- Amendments to IAS 1
Presentation of Financial Statements
and IAS 8
Accounting policies, changes in accounting estimates and errors – Definition of Material
The amendments clarify the explanation of the definition of material and amended IAS 1 and IAS 8 in accordance with the clarified definitions. Materiality is assessed by reference to omission or misstatement of material information as well as effects of immaterial information, and to the nature of the users when determining the information to be disclosed by the Group. These amendments should be applied for annual periods beginning on or after January 1, 2020, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.
- Amendments to IFRS 3
Business Combination – Definition of a Business
To consider the integration of the required activities and assets as a business, the amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs and excludes economic benefits from the lower costs. An entity can apply an optional concentration test, in which substantially all of the fair value of gross assets acquired is concentrated in a single asset or a group of similar assets, and the assets acquired would not represent a business. These amendments should be applied for annual periods beginning on or after January 1, 2020, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.
- Agenda Resolution of the International Accounting Standards Commission –
Lease Period
The International Accounting Standards Commission (IFRS IC) announced on December 16, 2019 that all economic disadvantages resulting from the termination of a lease are taken into account when determining the enforceable period for ‘the useful life of lease term and lease asset improvement rights’. The Group is analyzing the effect of changes in accounting policies on the consolidated financial statements for enforceable periods in accordance with the decision and will reflect the effect in the consolidated financial statements after the analysis is completed.

2.3	Consolidation
The Group has prepared the consolidated financial statements in accordance with IFRS 10
Consolidated Financial Statements
.
(1) Subsidiaries
Subsidiaries are all entities (including special purpose entities (“SPEs”)) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred is measured at the fair values of the assets transferred, and identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling
interest in the acquired entity on an
acquisition-by-acquisition
basis either at fair value or at the
non-controlling
interest’s proportionate share of the acquired entity’s net identifiable assets. All other non-controlling
interests are measured at fair values, unless otherwise required by other standards. Acquisition-related costs are expensed as incurred.

The excess of consideration transferred, amount of any
non-controlling
interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recoded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the profit or loss as a bargain purchase.
Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
(2) Changes in ownership interests in subsidiaries without change of control
Any difference between the amount of the adjustment to
non-controlling
interest that do not result in a loss of control and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Controlling Group.
(3) Disposal of subsidiaries
When the Group ceases to consolidate for a subsidiary because of a loss of control, any retained interest in the subsidiary is remeasured to its fair value with the change in carrying amount recognized in profit or loss.
(4) Associates
Associates are entities over which the Group has significant influence but does not possess control or joint control. Investments in associates are accounted for using the equity method of accounting, after initially being recognized at cost. Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates. If the Group’s share of losses of an associate equals or exceeds its interest in the associate (including long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. After the Group’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate. If there is an objective evidence of impairment for the investment in the associate, the Group recognizes the difference between the recoverable amount of the associate and its book amount as impairment loss. If an associate uses accounting policies other than those of the Group for transactions and events in similar circumstances, if necessary, adjustments shall be made to make the associate’s accounting policies conform to those of the Group when the associate’s financial statements are used by the Group in applying the equity method.
(5) Joint arrangement
A joint arrangement, wherein two or more parties have joint control, is classified as either a joint operation or a joint venture. A joint operator recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. A joint venture has rights to the net assets relating to the joint venture and accounts for that investment using the equity method.

2.4	Segment Reporting
Information of each operating segment is reported in a manner consistent with the business segment reporting provided to the chief operating decision-maker (Note 34). The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments.

2.5	Foreign Currency Translation
(1) Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the “functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.
(2) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges and qualifying effective portion of net investment hedges, or are attributable to monetary part of the net investment in a foreign operation.
Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statements of operations, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statements of operations within operating revenue or operating expenses.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary
assets such as equities classified as equity instruments at fair value through other comprehensive income are recognized in other comprehensive income.
(3) Translation to the presentation currency
The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each statement of financial position presented are translated at the closing rate at the end of the reporting period,

•	income and expenses for each consolidated statements of operations are translated at average exchange rates for the period,

•	equity is translated at the historical exchange rate, and

•	all resulting exchange differences are recognized in other comprehensive income.

2.6	Financial Assets
The Group has applied IFRS 9 Financial Instruments, on January 1, 2018, the date of initial application. In accordance with the transitional provisions in IFRS 9, the Group recorded the cumulative effect as at the date of the initial application of the standards as an adjustment to the initial balance in the retained earnings
.
(1) Classification
The Group classifies its financial assets in the following measurement categories:

•	those to be measured at fair value through profit or loss

•	those to be measured at fair value through other comprehensive income, and

•	those to be measured at amortized cost.
The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.
For financial assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income. For investments in debt instruments, this will depend on the business model in which the investment is held. The Group reclassifies debt investments when, and only when its business model for managing those assets changes.
For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income. Changes in fair value of the investments in equity instruments that are not accounted for as other comprehensive income are recognized in profit or loss.
(2) Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.
Hybrid (combined) contracts with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.
A. Debt instruments
Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. The Group classifies its debt instruments into one of the following three measurement categories:

•
Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method.

•
Fair value through other comprehensive income: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at fair value through other comprehensive income. Movements in the carrying amount are taken through other comprehensive income, except for the recognition of impairment loss (and reversal of impairment loss), interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method. Foreign exchange gains and losses are presented in ‘finance income or finance costs’ and impairment loss in ‘finance costs or operating expenses’.

•
Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss and presented net in the consolidated
statement
s
of
operations
within ‘finance income or finance costs’ in the period in which it arises.

B. Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as ‘finance income’ when the Group’s right to receive payments is established.
Changes in the fair value of financial assets at fair value through profit or loss are recognized in ‘finance income or finance costs’ in the consolidated
statement
s
of
operations
as applicable. Impairment loss (and reversal of impairment loss) on equity investments measured at fair value through other comprehensive income are not reported separately from other changes in fair value.
(3) Impairment
The Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables and lease receivables, the Group applies the simplified approach, which requires expected lifetime credit losses to be recognized from initial recognition of the receivables.
(4) Recognition and Derecognition
Regular way purchases and sales of financial assets are recognized or derecognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
If a transfer does not result in derecognition because the Group has retained substantially all the risks and rewards of ownership of the transferred asset, the Group continues to recognize the transferred asset in its entirety and recognizes a financial liability for the consideration received.

(5) Offsetting of financial instruments
Financial assets and liabilities are offset and the net amount reported in the statements of financial position where there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.

2.7	Derivative Instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group has hedge relationships and designates certain derivatives as:

•	hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges)
At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items.
The fair values of derivative financial instruments designated in hedge relationships are disclosed in Note 37.
The full fair value of a hedging derivative is classified as a non-current
asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months. A non-derivative
financial asset and a
non-derivative
financial liability is classified as a current or
non-current
based on its expected maturity and its settlement, respectively.
The effective portion of changes in fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity, and the ineffective portion is recognized in ‘finance income (costs)’.
Amounts of changes in fair value of effective hedging instruments accumulated in equity are recognized as ‘finance income (costs)’ for the periods when the corresponding transactions affect profit or loss.
When a hedging instrument expires, or is sold, terminated, exercised, or when a hedge no longer meets the criteria for hedge accounting, any accumulated cash flow hedge reserve at that time remains in equity until the forecast transaction occurs, resulting in the recognition of a non-financial
asset such as inventory. When the forecast transaction is no longer expected to occur, the cash flow hedge reserve and deferred costs of hedging that were reported in equity are immediately reclassified to profit or loss.

2.8	Trade Receivables
Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. Trade receivables are subsequently measured at amortized cost using the effective interest method, less loss allowance. See Note 6 for further information about the Group’s accounting for trade receivables and Note 2.6 (3) for a description of the Group’s impairment policies.

2.9	Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the moving average method, except for inventories in-transit.

2.10	Assets (or Disposal Group) Held-for-sale
Assets (or disposal group) are classified as assets held for sale when their carrying amount will be recovered principally through a sale transaction rather than through continued use and when a sale is considered highly probable. The assets are measured at the lower amount between their carrying amount and the fair value less selling costs.

2.11	Property and Equipment
Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses. Historical cost includes expenditures that are directly attributable to the acquisition of the items.
Depreciation of all property and equipment, except for land, is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

Estimated Useful Life
Buildings	5 – 40 years
Structures	5 – 40 years
Machinery and equipment (Telecommunications equipment and others)	2 – 40 years
Others
Vehicles	4 – 6 years
Tools	4 – 6 years
Office equipment	2 – 6 years
The depreciation method, residual values and useful lives of property and equipment are reviewed at the end of each reporting period and, if appropriate, accounted for as changes in accounting estimates.

2.12	Investment Property
Investment property is a property held to earn rentals or for capital appreciation. An investment property is measured initially at its cost. After recognition as an asset, investment property is carried at cost less accumulated depreciation and impairment losses. Investment property, except for land, is depreciated using the straight-line method over their useful lives from 10 to 40 years.

2.13	Intangible Assets
(1) Goodwill
Goodwill is measured as explained in Note 2.3 (1) and goodwill arising from acquisition of subsidiaries and business are included in intangible assets. Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of subsidiaries and business include the carrying amount of goodwill relating to the subsidiaries and business sold.
For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs, or group of CGUs, that is expected to benefit from the synergies of the combination. Goodwill is monitored at the operating segment level.
Goodwill impairment reviews are undertaken at least annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying amount of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment is recognized immediately as an expense and is not subsequently reversed.
(2) Intangible assets except goodwill
Intangible assets, except for goodwill, are initially recognized at its historical cost, and carried at cost less accumulated amortization and accumulated impairment losses. Membership rights (condominium membership and golf membership) that have an indefinite useful life are not subject to amortization because there is no foreseeable limit to the period over which the assets are expected to be utilized.
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Estimated Useful Life
Development costs	5 – 6 years
Software	6 years
Industrial property rights	5 – 50 years
Frequency usage rights	5 – 10 years
Others 1	2 – 50 years

1	Membership rights (condominium membership and golf membership) and broadcast license included in others are classified as intangible assets with indefinite useful life.

2.14	Borrowing Costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. Other borrowing costs are expensed in the period in which they are incurred.

2.15	Government Grants
Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Government grants related to assets are presented in the statement of financial position by setting up the grant as deferred income that is recognized in profit or loss on a systematic basis over the useful life of the asset. Grants related to income are presented as a credit in the consolidated
statement
s
of
operations
.

2.16	Impairment of Non-Financial Assets
Goodwill and intangible assets with indefinite useful life are tested at least annually for impairment at the end of each reporting period. If certain assets are deemed to be impaired, their recoverable amount is estimated in order to determine the impairment loss. The Group estimates the recoverable amount for each asset, and in cases when the recoverable amount cannot be estimated for an asset, the recoverable amount of the cash generating unit to which the asset belongs is estimated. Corporate assets are allocated to individual cash generating units on a reasonable and consistent basis and if they cannot be allocated to individual cash generating units, they are allocated to the smallest group of cash generating units on a reasonable and consistent basis. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount (higher of its fair value less costs of disposal and value in use). Impairment loss on non-financial
assets other than goodwill are evaluated for reversal at the end of each reporting period.

2.17	Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of reporting period which are unpaid. Trade and other payables are presented as current liabilities, unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

2.18	Financial Liabilities
(1) Classification and measurement
The Group’s financial liabilities measured at fair value through profit or loss are financial instruments held for trading. A financial liability is held for trading if it is incurred principally for the purpose of repurchasing in the near term. Derivatives that are not designated as hedging instruments or derivatives separated from financial instruments containing embedded derivatives are also categorized as held for trading.
All
non-derivative
financial liabilities except the following are classified as financial liabilities measured at amortized cost.

•	Financial liabilities at fair value through profit or loss

•	Financial guarantee contract

•	Financial liabilities arising when the transfer of financial assets does not meet the elimination conditions
Financial liabilities measured at amortized cost are displayed in the statement of financial position as ‘trade payables and other liabilities’, ‘borrowings’ and ‘other financial liabilities’.
Preferred shares that require mandatory redemption at a particular date are classified as liabilities. Interest expenses on these preferred shares using the effective interest method are recognized in the consolidated statements of operations as ‘finance costs’, together with interest expenses recognized from other financial liabilities.

(2) Derecognition

—
Financial liabilities are removed from the statement of financial position when they are extinguished; for example, when the obligation specified in the contract is discharged or cancelled or expired or when the terms of an existing financial liability are substantially modified. The difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss.

2.19	Financial Guarantee Contracts
Financial guarantee contracts are recognized as a financial liability at the time the guarantee is issued. The liability is initially measured at fair value, subsequently at the higher of following and recognized in the statement of financial position within ‘other financial liabilities’.

•	the amount determined in accordance with the expected credit loss model under IFRS 9 Financial Instruments

•	the amount initially recognized less, where appropriate, the cumulative amount of income recognized in accordance with IFRS 15 Revenue from Contracts with Customers

2.20	Employee Benefits
(1) Post-employment benefits
The Group operates both defined contribution and defined benefit pension plans.
A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. The contributions are recognized as employee benefit expenses when an employee has rendered service.
A defined benefit plan is a pension plan that is not a defined contribution plan. Generally, post-employment benefits are payable after the completion of employment, and the benefit amount depended on the employee’s age, periods of service or salary levels. The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated at least annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.
Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.
(2) Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: when the entity can no longer withdraw the offer of those benefits or when the entity recognizes costs for a restructuring.
(3) Long-term employee benefits
Certain entities within the Group provide long-term employee benefits that are entitled to employees with service period for ten years and above. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology as used for defined benefit pension plans. The Group recognizes service cost, net interest on other long-term employee benefits and remeasurements as profit or loss for the year. These liabilities are valued at least annually by an independent qualified actuary.

2.21	Share-based payments
Equity-settled share-based payment is recognized at fair value of equity instruments granted, and employee benefit expense is recognized over the vesting period. At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the non-market
vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

2.22	Provisions
Provisions for service warranties, recoveries, litigations and claims, and others are recognized when the Group presently hold legal or constructive obligation as a result of past events, and when it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, and the increase in the provision due to the passage of time is recognized as interest expense.

2.23	Leases
As explained in “Note 2.2 (1)” above, the Group has changed its accounting policy for leases. The impact of the new accounting policies is disclosed in Note 40.
As at December 31, 2018, leases of property and equipment where the Group, as lessee, had substantially all the risks and rewards of ownership were classified as finance leases. Finance leases were capitalized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding lease payments, net of finance charges, were included in other short-term or long-term payables. Each lease payment was allocated between the liability and finance cost. The finance cost was charged to profit or loss over the lease period in order as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Property and equipment acquired under finance leases were depreciated over the asset’s useful life, or over the shorter of the asset’s useful life and the lease term, if it was not reasonably certain that the Group will obtain ownership at the end of the lease term.

Leases in which a significant portion of the risks and rewards of ownership were not transferred to the Group as lessee were classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the lease period.
(1) Lessee
The Group leases various repeater server rack, offices, track facilities, machinery and cars.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. However, for leases of real estate for which the Group is lessee, the Group applies the practical expedient which has elected not to separate lease and non-lease
components and instead accounts them as a single lease component.
Until the financial year of 2018, leases of property and equipment were classified as either finance or operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.
From January 1, 2019, leases are recognized as a
right-of-use
asset and a corresponding liability at the date at which the leased asset is available for use by the Group.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	Fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	Variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•	Amounts expected to be payable by the Group (the lessee) under residual value guarantees

•	The exercise price of a purchase option if the Group (the lessee) is reasonably certain to exercise that option, and

•	Payments of penalties for terminating the lease, if the lease term reflects the Group (the lessee) exercising that option
Lease liability measurement also include payments to be made in option periods if the lessee is reasonably certain in exercising an option to extend the lease.
The Group determines the lease term as the
non-cancellable
period of a lease, together with both (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option. When the lessee and the lessor each has the right to terminate the lease without permission from the other party, the Group should consider a termination penalty in determining the period for which the contract is enforceable.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, which is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.
Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period in order to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	amount of the initial measurement of lease liability

•	any lease payments made at or before the commencement date less any lease incentives received

•	any initial direct costs (leasehold deposits)

•	restoration costs, and

•	present value discount on leasehold deposit
The
right-of-use
asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-
of-use
asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases and leases of
low-value
assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less, such as mechanical devices and cars.
Low-value
assets are comprised of tools, equipment, and others.
(2) Lessor
Lease income from operating leases where the Group is a lessor is recognized in income on a straight- line basis over the lease term. Initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the underlying asset and recognized as expense over the lease term on the same basis as lease income. The respective leased assets are included in the statement of financial position based on their nature. As a result of adopting the new lease standard, the Group applied the accounting for assets held as a lessor.

2.24	Share Capital
The Group classifies ordinary shares as equity.
Where the Controlling Company purchases its own shares, the consideration paid, including any directly attributable incremental costs, is deducted from equity until the share are cancelled or reissued. When these treasury shares are reissued, any consideration received is including in equity attributable to the equity holders of the Controlling Company.

2.25	Revenue Recognition
In May 2014, the IASB issued IFRS 15, which replaced IAS 18. This standard is applicable to years beginning on or after January 1, 2018. The Group adopted IFRS 15 modified retrospectively, with the cumulative effects of the initial application being recognized on the date of the initial application, on January 1, 2018. Accordingly, as provided for in this standard, the Group recorded the cumulative effect as at the date of the initial application of the standard as an adjustment to the initial balance in the retained earnings. In accordance with this transition method, the entity applied this pronouncement modified retrospectively only for contracts that are still in force as at the date of the initial application.
(1) Identification of contracts
The Group performed a comprehensive review of the commercial offers in force, in order to identify the principal contractual clauses and other contractual elements that may be significant regarding the adoption of the new accounting standard.
(2) Identifying performance obligations
With the application of IFRS 15, the Group identifies performance obligations with a customer such as Mobile and fixed-line service, Media and content services, financial services and sale of goods. Accordingly, the Group will recognize revenue when, or to the extent that, it satisfies the performance obligations by transferring the goods or services that were promised to the customer.
Mobile and fixed-line service
Telecommunication service revenues include mobile and fixed-line(e.g., fixed-line and VoIP telephone, broadband internet access services and data communication services). These services represent a series of distinct services that are considered a separate performance obligations. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).
Media and content services
Revenue from media and content services primarily consists of installation fees and basic monthly charges of IPTV and satellite TV services, as well as revenue from digital content distribution, digital music streaming and downloading.
Media and contents services revenue are recognized when services are provided, based upon either usage or period of time.
Financial services
Financial services primarily include commissions for merchant fees paid by merchants to credit card companies for processing transactions. Revenue from the commission is recognized when the service obligation is performed.
Sale of goods
Revenue from sale of goods, primarily handsets related to our mobile services is recognized when a performance obligation is satisfied by transferring promised goods to customers.

(3) Allocation the transaction price and Revenue recognition
With the application of IFRS 15, the Group allocates the transaction price to each performance obligation identified in the contract based on a relative stand-alone selling prices of the goods or services being provided to the customer.
The Group verified the existence of two main performance obligations: (i) telecommunication services; and (ii) selling handsets.
To allocate the transaction price to each performance obligation on a relative stand-alone price basis, the Group determines the stand-alone selling price at contract inception of the distinct good or service underlying each performance obligation in the contract and allocate the transaction price in proportion to those stand-alone selling price. The standalone selling price is the price at which the Group would sell a promised good or service separately to the customer. The best evidence of a stand-alone selling price is the observable price of a good or service when the Group sells that good or service separately in similar circumstances and to similar customers. The Group recognizes the allocated amount as contract assets or contract liabilities, and amortizes it through the remaining period which is adjusted in operating profit.
The adoption of the new revenue standard in some cases resulted in the early recognition of revenue from the sale of handsets, which are usually recognized upon the transfer of control to the customer, due to the allocation of discounts between the performance obligations arising from the sale of plans that include mobile services as well as handsets. The difference between the carrying value of sales of handsets, and the amount received from the customer is recorded as a contractual asset and/or liability at the beginning of the contract. Revenue from telecommunication services, in turn, will be recognized in the statement of income based on the allocation of the transaction price, and to the extent that services are being provided to customers in monthly basis.
(4) Incremental contract acquisition costs
The Group pays the commission fees to authorized dealers when new customer subscribe for telecommunication services. The incremental contract acquisition costs are those commission fees that the Group incurs to acquire a contract with a customer that it would not have incurred if the contract had not been acquired. According to IFRS 15, the Group recognizes as an asset the incremental contract acquisition costs and amortize it over the expected period of benefit. However, as a practical expedient, the Group may recognize the incremental contract acquisition costs as an expense when incurred if the amortization period of the asset is one year or less.

2.26	Current and Deferred Income Tax
The tax expense for the period consists of current and deferred tax. Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
The tax expense is measured at the amount expected to be paid to the taxation authorities, using the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Management periodically evaluates tax policies that are applied in tax returns in which applicable tax regulation is subject to interpretation. The Group recognizes current income tax on the basis of the amount expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.
Deferred tax assets are recognized only if it is probable that future taxable amount will be available to utilize those temporary differences and losses.
The Group recognizes a deferred tax liability for taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements, except to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. In addition, The Group recognizes a deferred tax asset for all deductible temporary differences arising from such investments to the extent that it is probable the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and liabilities are offset when the Group has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the assets and settle the liability simultaneously.
The Group adopts the consolidated corporate tax return and calculates income tax expenses and income tax liabilities of the Group based on systematic and reasonable methods.

2.27	Dividend
Dividend distribution to the Group’s shareholders is recognized as a liability in the consolidated financial statements in the period in which the dividends are approved by the Group’s shareholders.

2.28	Approval of the Consolidated Financial Statements
The consolidated financial statements for 2019 were approved for issuance by the Board of Directors on April 28, 2020.